STOCKHOLDERS EQUITY	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
STOCKHOLDERS EQUITY (DEFICIT)	STOCKHOLDERS EQUITY.
Equity Securities Purchase Agreement
In connection with signing the Merger Agreement, the Company, GRI Operations and Altium entered the Equity SPA pursuant to which Altium agreed to invest $12,250 in cash and cancel any outstanding principal and accrued interest on the Bridge Notes in return for the issuance of shares of GRI Operations Common Stock immediately prior to the consummation of the Merger. Pursuant to the Equity SPA, immediately prior to the Closing, GRI Operations issued the Initial Shares to Altium and the Additional Shares into escrow with an escrow agent for net proceeds of $11,704, after deducting offering expenses of $546.
At the closing, pursuant to the Merger, the Initial Shares converted into an aggregate of 164 shares of the Common Stock and the Additional Shares converted into an aggregate of 656 shares of the Common Stock. On May 8, 2023, in accordance with the terms of the Equity SPA, the Company and Altium authorized the escrow agent to, subject to beneficial ownership limitations, disburse to Altium all of the shares of the Common Stock issued in exchange for the Additional Shares.
February 2024 Securities Purchase Agreement
On February 1, 2024, the Company entered into the February 2024 Purchase Agreement, pursuant to which the Company agreed to issue and sell (i) 1,495 February 2024 Shares, (ii) 21,131 February 2024 Pre-Funded Warrants exercisable for an aggregate of 21,131 shares of Common Stock, (iii) 22,631 Series B-1 Common Warrants exercisable for an aggregate of 22,631 shares of Common Stock and (iv) 22,631 Series B-2 Common Warrants exercisable for an aggregate of 22,631 shares of Common Stock for net proceeds of $4,389, after deducting offering expenses of $1,110. The securities were offered in combinations of (a) one February 2024 Share or one February 2024 Pre-Funded Warrant, together with (b) one Series B-1 Common Warrant and one Series B-2 Common Warrant, for a combined purchase price of $243.10 (less $0.0221 for each February 2024 Pre-Funded Warrant).
The February 2024 Pre-Funded Warrants have been exercised in full. Each Series B-1 Common Warrant is exercisable into one share of Common Stock at a price per share of $243.10 and expires on February 6, 2029. Each Series B-2 Common Warrant is exercisable into one share of Common Stock at a price per share of $243.10 and expires on August 6, 2026. The February 2024 Warrants were classified as equity and the allocated fair value of $4,279 is included in additional paid in capital.
The Company determined that the amount paid for the February 2024 Pre-Funded Warrants approximates their fair value. The Black-Scholes option-pricing model was used to estimate the fair value of the Series B-1 Common and Series B-2 Common Warrants with the following weighted-average assumptions:

Volatility	156.3%
Expected term in years	1.63
Dividend rate	0.0%
Risk-free interest rate	4.65%
In connection with the issuance of the securities pursuant to the February 2024 Purchase Agreement, the exercise price of the Series A-1 Warrants issued in connection with the Merger was reduced to par, or $0.0001, per share pursuant to the terms of the Series A-1 Warrants. All of the Series A-1 Warrants have been exercised in full.
May 2024 At The Market Offering
On May 20, 2024, the Company entered into the Sales Agreement with Wainwright, pursuant to which the Company may sell and issue, subject to the limitations in the Sales Agreement, shares up to $10.0 million of Common Stock from time to time in the ATM Offering. Under the Sales Agreement, Wainwright is entitled to compensation of 3.0% of the gross offering proceeds of all shares of Common Stock sold through it pursuant to the Sales Agreement.
As of December 31, 2024, the Company has sold 325,618 shares of Common Stock in the ATM Offering at a weighted-average price of $11.07 per share, raising $3,605 of gross proceeds and net proceeds of $3,467, after deducting commissions to the sales agent and other ATM Offering related expenses. On December 20, 2024, we filed a prospectus supplement to our registration statement on Form S-3 (File No. 333-279348) to increase the amount of shares of Common Stock that we may offer and sell under the Sales Agreement and applicable registration statement to an aggregate offering price of up to $322, which amount does not include the shares of Common Stock having an aggregate gross sales price of approximately $3,605 that were sold under the ATM Offering through December 20, 2024, in accordance with the limitations set forth in Instruction I.B.6 of Form S-3.
June 2024 Securities Purchase Agreement
On June 26, 2024, the Company entered into the June 2024 Purchase Agreement, pursuant to which the Company issued and sold, in the June 2024 Offering, (i) 3,529 June 2024 Shares, (ii) 125,047 June 2024 Pre-Funded Warrants exercisable for an aggregate of 125,047 shares of Common Stock, (iii) 128,577 Series C-1 Common Warrants exercisable for an aggregate of 128,577 shares of Common Stock, and (iv) 128,577 Series C-2 Common Warrants, exercisable for an aggregate of 128,577 shares of Common Stock for net proceeds of $3,172, after deducting offering expenses of $1,057. The securities were offered in combinations of (a) one June 2024 Share or one June 2024 Pre-Funded Warrant, together with (b) one Series C-1 Common Warrant and one Series C-2 Common Warrant, for a combined purchase price of $31.11 (less $0.0017 for each June 2024 Pre-Funded Warrant).
The June 2024 Pre-Funded Warrants have been exercised in full. Each Series C-1 Common Warrant is exercisable into one share of Common Stock at a price per share of $31.11 and expires on September 6, 2029. Each Series C-2 Common Warrant is exercisable into one share of Common Stock at a price per share of $31.11 and expires on March 6, 2026. The June 2024 Pre-Funded Warrants and the Series C Common Warrants were classified as equity and the allocated fair value of $2,908 is included in additional paid in capital.
Pursuant to the June 2024 Engagement Agreement, the Company, in connection with the June 2024 Offering, issued to Wainwright, or its designees, June 2024 PA Warrants to purchase up to an aggregate of 9,001 shares of Common Stock. The June 2024 PA Warrants have an exercise price of $38.89 per share and will expire on June 26, 2029. The June 2024 PA Warrants were classified as equity and the fair value of $229 is included in additional paid in capital.
The Company determined that the amount paid for the June 2024 Pre-Funded Warrants approximates their fair value. The Black-Scholes option-pricing model was used to estimate the fair value of the Series C-1 Common
Warrants, the Series C-2 Common Warrants, and the Placement Agent Warrants with the following weighted-average assumptions:

Volatility	159.1%
Expected term in years	1.65
Dividend rate	0.0%
Risk-free interest rate	4.92%
October 2024 Repricing Letter Agreement
On October 21, 2024, the Company entered into the Repricing Letter Agreements with certain Holders of its issued and outstanding Series B Common Warrants to purchase an aggregate of 44,842 shares of its Common Stock, offering these Holders the opportunity to exercise all of their Series B Common Warrants for cash at a reduced exercise price equal to $17.00 per share. In addition, these Holders received new unregistered Series D-1 Common Warrants exercisable for up to an aggregate of 44,839 shares of Common Stock and new unregistered Series D-2 Common Warrants exercisable for up to an aggregate of 44,839 shares of Common Stock. The Series D Common Warrants are immediately exercisable and have an exercise price of $17.00 per share. The Series D-1 Common Warrants expire on October 22, 2029, and the Series D-2 Common Warrants expire on April 22, 2026.
Wainwright acted as the exclusive placement agent for the Warrant Repricing Transaction pursuant to the October 2024 Engagement Agreement. As compensation for such placement agent services, the Company agreed to pay Wainwright an aggregate cash fee equal to 7.0% of the gross proceeds received by the Company from the Warrant Repricing Transaction, plus a management fee equal to 1.0% of the gross proceeds received by the Company from the Warrant Repricing Transaction, and reimbursement for accountable expenses of $25,000 and non-accountable expenses of $10,000. The Company has also issued to Wainwright or its designees the October 2024 PA Warrants to purchase up to an aggregate of 3,140 shares of Common Stock. The October 2024 PA Warrants are immediately exercisable, expire on October 22, 2029 and have an exercise price of $21.25 per share.
The net proceeds to the Company from the exercise of the Series B Common Warrants were $609 after deducting placement agent fees and offering expenses of $154. The issuance under the Repricing Letter Agreements represented $1,911 in additional value provided to the investors, which was recorded as a deemed dividend to common stockholders.
The Black-Scholes option-pricing model was used to estimate the fair value of the Series D-1 Common Warrants, the Series D-2 Common Warrants, and the October 2024 PA Warrants with the following weighted-average assumptions:

Volatility	174.4%
Expected term in years	1.65
Dividend rate	0.0%
Risk-free interest rate	4.16%
Warrants
As of December 31, 2024, the Company had the following warrants outstanding to purchase common stock.

Number of Shares	Exercise Price per Share	Expiration Date
210	$243.10	August 2025
9	$464,100.00	February 2026
128,577	$31.11	March 2026
44,839	$17.00	April 2026
16	$43,548.05	May 2027
1	$0.01	July 2027
3	$94,970.33	April 2028
210	$243.10	February 2029
9,002	$38.8875	June 2029
128,577	$31.11	September 2029
44,839	$17.00	October 2029
3,140	$21.25	October 2029